ACQUISITIONS AND DISPOSALS (Schedule of Actual Results from Acquisition Date) (Details) - 12 months ended Dec. 31, 2015 - CHS [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Net revenues	$ 2,893	¥ 18,739
Net loss	$ (6,118)	¥ (39,628)